Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002

Dear Shareholder:

The 12 months ended September 30, 2002 began with the economy struggling from the aftershocks of the September 11, 2001, terrorist attacks and finished with the economy, and the markets, buffeted by corporate disclosures of accounting fraud, corporate-governance issues and disappointing financial results. The September attacks came at a time when the economy had already been weakening for some months. The attacks caused a seizure in activity and a sharp drop in confidence. The country rallied, with the Federal Reserve providing additional monetary stimulus and the President and Congress authorizing additional funds for defense. By the end of December, data appeared to suggest that a recovery was in progress, and by the end of the first quarter of 2002 progress seemed evident. However, corporate disclosures, starting with Global Crossing and Enron in late 2001, seized the economic headlines and eventually overwhelmed what might otherwise have been a solid economic recovery. While this environment was favorable for government securities, it generally was not favorable for corporate securities, which comprise most of the Fund's investments.

For investors in the government securities markets, falling interest rates provided opportunities to participate in a declining-yield environment. U.S. government security yields fell as the economy softened following the September attacks and continued falling through early November as concerns about the economy mounted. During this period, the portfolio management team's analysis suggested that market participants had become overly pessimistic. Consequently, the portfolio management team reduced the interest-rate sensitivity of Morgan Stanley Income Securities to limit the potential effect of any subsequent rise in interest rates. This strategy was favorable for performance in the first half of the review period as interest rates rose by 100 basis points for the benchmark five-year Treasury note. However, securities that were tarnished by accounting issues, including a number of holdings in the Fund, were hurt by a loss of investor confidence.

By the end of March 2002, accounting irregularities and corporate-governance scandals overtook the economic recovery and the corporate bond market. Data became more mixed and interest rates again fell, as market participants sensed that the economy's recovery was being undermined. With the portfolio management team having brought the Fund's interest-rate sensitivity in line with its benchmark, the Fund benefited from the decline in interest rates. However, the beneficial effect of declining rates was more than offset by the negative effect on a number of the Fund's corporate positions. As the period progressed, the portfolio management team continually

Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

reassessed the credit-worthiness of individual securities and eliminated positions that appeared to have unsatisfactory risk levels.

By the end of the 12-month period, general interest-rate levels again reflected an overly pessimistic view of the economic outlook, and the portfolio management team reduced interest-rate sensitivity to afford investors some protection if rates were to rise as expected. Corporate securities had become deeply undervalued relative to Treasury securities during this period, and the portfolio management team was positioning the Fund to seek to benefit from these valuations.

Performance and Portfolio Strategy

For the 12-month period ended September 30, 2002, the Fund produced a total return of 1.25 percent based on a change in net asset value and reinvestment of distributions. Based on the Fund's market price on the New York Stock Exchange and reinvestment of distributions, the Fund's total return for the period was -3.89 percent. The Fund's performance reflected the decline in interest rates over the period. The Fund was somewhat handicapped by specific corporate security selections within the environment described above.

On September 30, 2002, the portfolio's effective duration, a measure of interest-rate sensitivity, was 4.64 years. Corporate bonds accounted for 87.9 percent of the Fund's holdings at the end of the fiscal year and, in our view, are very attractively valued relative to other investment-grade fixed-income sectors.

Looking Ahead

We believe that the economy will benefit from fiscal stimuli, low interest rates and increased capital spending. Due in large measure to the effects of September 11, 2001, and of corporate disclosures, the recovery has been more uneven than might have been expected. There is, however, no reason to doubt the fundamental soundness of the economy and an eventual recovery. We do note, however, that important consumer sectors, such as housing and automobiles, have remained firm and therefore are not likely to post significant gains. Consequently, the overall recovery may be modest. Such an outlook would tend to be relatively advantageous for corporate security investments, which constitute most of the Fund's portfolio. With respect to interest rates, the Fund is in a relatively defensive position, which we believe should tend to limit any adverse effect from rising interest rates.

We would again like to remind shareholders that the Trustees have approved a procedure whereby the Fund may, when appropriate, repurchase shares in the open market or in privately negotiated

Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. In accordance with this procedure, 86,800 shares of the Fund were purchased on the NYSE during the year ended September 30, 2002.

We appreciate your ongoing support of Morgan Stanley Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Corporate Bonds (87.9%)
            Aerospace & Defense (3.1%)
 $   440    Boeing Capital Corp. .....................................   6.10%   03/01/11   $    460,804
     205    Boeing Capital Corp. .....................................   5.80    01/15/13        209,140
     875    Lockheed Martin Corp. ....................................   8.20    12/01/09      1,074,965
     500    Lockheed Martin Corp. ....................................   7.75    05/01/26        602,410
   1,690    Raytheon Co. .............................................   8.20    03/01/06      1,850,903
     703    Systems 2001 Asset Trust - 144A*..........................   7.156   12/15/11        773,456
     638    Systems 2001 Asset Trust - 144A*..........................   6.664   09/15/13        700,388
                                                                                            ------------
                                                                                               5,672,066
                                                                                            ------------
            Air Freight/Couriers (1.3%)
   2,000    FedEx Corp. ..............................................   7.25    02/15/11      2,305,920
                                                                                            ------------
            Airlines (0.8%)
   1,581    Continental Airlines, Inc. ...............................   6.90    01/02/18      1,463,416
                                                                                            ------------
            Auto Parts: O.E.M. (1.6%)
     425    Arvinmeritor, Inc. .......................................   6.625   06/15/07        425,724
     555    Arvinmeritor, Inc. .......................................   8.75    03/01/12        596,907
   1,995    Dana Corp. ...............................................   9.00    08/15/11      1,870,312
                                                                                            ------------
                                                                                               2,892,943
                                                                                            ------------
            Beverages: Non-Alcoholic (0.2%)
     420    PepsiAmericas Inc. .......................................   3.875   09/12/07        424,884
                                                                                            ------------
            Broadcasting (0.8%)
   1,400    Clear Channel Communications, Inc. .......................   7.65    09/15/10      1,480,256
                                                                                            ------------
            Building Products (0.2%)
     440    Masco Corp. ..............................................   6.50    08/15/32        442,281
                                                                                            ------------
            Cable/Satellite TV (1.9%)
     985    Comcast Cable Communications Inc. ........................   8.375   05/01/07        980,075
   1,125    Comcast Cable Communications Inc. ........................   6.75    01/30/11      1,046,250
   1,060    Cox Communications, Inc. .................................   7.125   10/01/12      1,057,297
     390    TCI Communications, Inc. .................................   7.875   02/15/26        384,822
                                                                                            ------------
                                                                                               3,468,444
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Casino/Gaming (2.7%)
 $ 1,840    Harrah's Operating Co., Inc. .............................   8.00%   02/01/11   $  2,115,961
     770    MGM Mirage Inc. ..........................................   8.50    09/15/10        822,382
   1,955    Park Place Entertainment Corp. ...........................   7.50    09/01/09      1,990,876
                                                                                            ------------
                                                                                               4,929,219
                                                                                            ------------
            Chemicals: Agricultural (0.6%)
   1,090    Monsanto Co. .............................................   7.375   08/15/12      1,162,411
                                                                                            ------------
            Chemicals: Specialty (0.1%)
     165    Millennium America Inc. ..................................   9.25    06/15/08        166,650
                                                                                            ------------
            Department Stores (2.5%)
   2,800    Federated Department Stores, Inc. ........................   6.625   09/01/08      3,076,923
     610    May Department Stores Co., Inc. ..........................   5.95    11/01/08        666,767
     265    May Department Stores Co., Inc. ..........................   6.70    09/15/28        278,463
     450    May Department Stores Co., Inc. ..........................   6.90    01/15/32        478,917
                                                                                            ------------
                                                                                               4,501,070
                                                                                            ------------
            Drugstore Chains (0.7%)
   1,240    CVS Corp. ................................................   5.50    02/15/04      1,290,105
                                                                                            ------------
            Electric Utilities (1.8%)
     270    Alliant Energy Resources, Inc. ...........................   7.00    12/01/11        267,989
     200    Cincinnati Gas & Electric Co. ............................   5.70    09/15/12        203,659
     835    Duquesne Light Co. .......................................   6.70    04/15/12        934,386
      95    Exelon Corp. .............................................   6.75    05/01/11        105,032
     860    PG&E National Energy Corp. ...............................  10.375   05/16/11        232,200
   1,160    PSEG Energy Holdings......................................   9.125   02/10/04      1,090,400
     600    PSEG Energy Holdings - 144A*..............................   8.625   02/15/08        468,000
                                                                                            ------------
                                                                                               3,301,666
                                                                                            ------------
            Electrical Products (0.6%)
   1,095    Cooper Industries, Ltd. - 144A*...........................   5.25    07/01/07      1,159,355
                                                                                            ------------
            Environmental Services (1.7%)
     715    Republic Services Inc. ...................................   6.75    08/15/11        789,664
   2,230    USA Waste Services, Inc. .................................   7.125   10/01/07      2,368,338
                                                                                            ------------
                                                                                               3,158,002
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Finance/Rental/Leasing (4.7%)
 $   350    Ford Motor Credit Corp. ..................................   7.25%   10/25/11   $    323,540
   1,395    Ford Motor Credit Corp. ..................................   7.375   10/28/09      1,326,398
   1,465    Hertz Corp. ..............................................   7.625   08/15/07      1,461,573
     100    Hertz Corp. ..............................................   7.40    03/01/11         92,851
     900    Hertz Corp. ..............................................   7.625   06/01/12        842,474
   2,430    Household Finance Corp. ..................................   6.75    05/15/11      2,321,496
   2,150    Jet Equipment Trust (Series C) - 144A*....................  11.79    06/15/13        215,000
   1,875    MBNA America Bank N.A. ...................................   6.50    06/20/06      1,995,489
                                                                                            ------------
                                                                                               8,578,821
                                                                                            ------------
            Financial Conglomerates (10.8%)
   2,620    American Express Co. .....................................   5.50    09/12/06      2,838,395
     150    Case Credit Corp. ........................................   6.125   02/15/03        147,900
   1,075    Citigroup Inc. ...........................................   6.00    02/21/12      1,164,894
   1,785    Citigroup Inc. ...........................................   5.625   08/27/12      1,862,937
      65    Citigroup Inc. ...........................................   6.625   06/15/32         67,764
   3,385    General Electric Capital Corp. ...........................   6.75    03/15/32      3,630,585
     495    General Motors Acceptance Corp. ..........................   6.875   09/15/11        482,523
   2,665    General Motors Acceptance Corp. ..........................   8.00    11/01/31      2,583,110
   2,885    J.P. Morgan Chase & Co., Inc. ............................   6.75    02/01/11      3,147,033
     920    Prudential Holdings, LLC (Series B) - 144A* (FSA).........   7.245   12/18/23      1,054,035
   2,380    Prudential Holdings, LLC - 144A*..........................   8.695   12/18/23      2,714,223
                                                                                            ------------
                                                                                              19,693,399
                                                                                            ------------
            Food Retail (2.0%)
     640    Albertson's, Inc. ........................................   7.50    02/15/11        745,394
   1,150    Kroger Co. ...............................................   7.70    06/01/29      1,290,309
     360    Kroger Co. ...............................................   7.50    04/01/31        395,919
   1,155    Safeway Inc. .............................................   5.80    08/15/12      1,213,326
                                                                                            ------------
                                                                                               3,644,948
                                                                                            ------------
            Food: Meat/Fish/Dairy (0.3%)
     575    Smithfield Foods Inc. (Series B)..........................   8.00    10/15/09        566,375
                                                                                            ------------
            Foreign Government Obligations (3.7%)
   3,000    Israel (State of).........................................   7.25    12/15/28      3,139,476
   3,395    United Mexican States (Mexico)............................   8.375   01/14/11      3,573,237
                                                                                            ------------
                                                                                               6,712,713
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Forest Products (0.8%)
 $   300    Weyerhaeuser Co. .........................................   6.75%   03/15/12   $    326,322
   1,080    Weyerhaeuser Co. - 144A*..................................   6.75    03/15/12      1,172,687
                                                                                            ------------
                                                                                               1,499,009
                                                                                            ------------
            Gas Distributors (0.4%)
     210    Consolidated Natural Gas Co. .............................   6.25    11/01/11        223,285
     145    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)....   7.628   09/15/06        154,493
     270    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)....   8.294   03/15/14        302,062
                                                                                            ------------
                                                                                                 679,840
                                                                                            ------------
            Home Building (2.7%)
   1,900    Centex Corp. .............................................   7.875   02/01/11      2,129,273
   2,565    Pulte Homes, Inc. ........................................   7.875   08/01/11      2,848,171
                                                                                            ------------
                                                                                               4,977,444
                                                                                            ------------
            Home Furnishings (0.4%)
     600    Mohawk Industries Inc. ...................................   7.20    04/15/12        679,158
                                                                                            ------------
            Home Improvement Chains (0.9%)
     405    Lowe's Companies, Inc. ...................................   6.875   02/15/28        458,100
   1,035    Lowe's Companies, Inc. ...................................   6.50    03/15/29      1,120,525
                                                                                            ------------
                                                                                               1,578,625
                                                                                            ------------
            Hospital/Nursing Management (2.1%)
      85    Columbia/HCA Healthcare Corp. ............................   9.00    12/15/14        103,245
   1,000    Columbia/HCA Healthcare Corp. ............................   7.19    11/15/15      1,054,747
     375    HCA Inc. .................................................   6.30    10/01/12        370,613
     910    Manor Care, Inc. .........................................   8.00    03/01/08        928,200
   1,235    Tenet Healthcare Corp. ...................................   6.875   11/15/31      1,301,757
                                                                                            ------------
                                                                                               3,758,562
                                                                                            ------------
            Hotels/Resorts/Cruiselines (2.2%)
   1,045    Hyatt Equities LLC - 144A*................................   6.875   06/15/07      1,061,365
     545    Marriott International, Inc. (Series D)...................   8.125   04/01/05        600,033
     695    Marriott International, Inc. (Series E)...................   7.00    01/15/08        768,769
     310    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.........   7.375   05/01/07        300,700
   1,400    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.........   7.875   05/01/12      1,361,500
                                                                                            ------------
                                                                                               4,092,367
                                                                                            ------------
            Industrial Conglomerates (1.7%)
   2,040    Honeywell International, Inc. ............................   6.125   11/01/11      2,227,511
     765    United Technologies Corp. ................................   6.10    05/15/12        860,037
                                                                                            ------------
                                                                                               3,087,548
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Industrial Machinery (0.4%)
 $   690    Kennametal Inc. ..........................................   7.20%   06/15/12   $    727,310
                                                                                            ------------
            Integrated Oil (0.6%)
     975    Conoco Inc. ..............................................   6.95    04/15/29      1,101,416
                                                                                            ------------
            Investment Banks/Brokers (3.4%)
     525    Credit Suisse First Boston USA, Inc. .....................   5.875   08/01/06        562,735
   1,355    Credit Suisse First Boston USA, Inc. .....................   5.75    04/15/07      1,444,118
   1,370    Goldman Sachs Group Inc. .................................   6.875   01/15/11      1,519,741
     485    Goldman Sachs Group Inc. .................................   6.60    01/15/12        532,403
   1,935    Lehman Brothers Holdings, Inc. ...........................   6.625   01/18/12      2,120,267
                                                                                            ------------
                                                                                               6,179,264
                                                                                            ------------
            Life/Health Insurance (2.7%)
     845    Hartford Life, Inc. ......................................   7.375   03/01/31        933,132
   2,150    John Hancock - 144A*......................................   7.375   02/15/24      2,309,788
     765    Metropolitan Life Insurance Co. - 144A*...................   7.80    11/01/25        871,556
     775    New England Mutual Life Insurance Co. - 144A*.............   7.875   02/15/24        866,745
                                                                                            ------------
                                                                                               4,981,221
                                                                                            ------------
            Major Telecommunications (3.8%)
     705    ALLTEL Corp. .............................................   7.00    07/01/12        783,286
   1,015    AT&T Corp. ...............................................   8.00    11/15/31        938,875
   1,000    AT&T Corp. ...............................................   8.625   12/01/31        923,834
     785    GTE Corp. ................................................   6.94    04/15/28        734,121
   2,055    Sprint Capital Corp. .....................................   5.70    11/15/03      1,871,365
   1,655    Verizon New England Inc. .................................   6.50    09/15/11      1,722,398
                                                                                            ------------
                                                                                               6,973,879
                                                                                            ------------
            Managed Health Care (5.0%)
   2,550    Aetna, Inc. ..............................................   7.875   03/01/11      2,791,363
   1,755    Cigna Corp. ..............................................   6.375   10/15/11      1,890,309
   1,940    Health Net, Inc. .........................................   8.375   04/15/11      2,299,761
     970    UnitedHealth Group Inc. ..................................   5.20    01/17/07      1,033,897
   1,040    Wellpoint Health Network, Inc. ...........................   6.375   06/15/06      1,135,146
                                                                                            ------------
                                                                                               9,150,476
                                                                                            ------------
            Media Conglomerates (2.4%)
   1,510    AOL Time Warner Inc. .....................................   7.625   04/15/31      1,258,963
     225    News America Holdings.....................................   7.75    01/20/24        213,543
   3,000    News America Inc. ........................................   7.25    05/18/18      2,810,556
                                                                                            ------------
                                                                                               4,283,062
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Medical Distributors (0.3%)
 $   555    Amerisource Bergen Corp. .................................   8.125%  09/01/08   $    581,363
                                                                                            ------------
            Motor Vehicles (3.2%)
     950    DaimlerChrysler North American Holdings Co. ..............   8.00    06/15/10      1,084,987
   1,000    DaimlerChrysler North American Holdings Co. ..............   8.50    01/18/31      1,189,151
   2,600    Ford Motor Co. ...........................................   8.875   11/15/22      2,466,526
   1,270    Ford Motor Co. ...........................................   7.45    07/16/31      1,045,218
                                                                                            ------------
                                                                                               5,785,882
                                                                                            ------------
            Multi-Line Insurance (3.0%)
   1,355    AIG Sun America Global Financial..........................   6.90    03/15/32      1,520,512
   1,680    Farmers Exchange Capital - 144A*..........................   7.05    07/15/28      1,051,332
   1,580    Farmers Insurance Capital - 144A*.........................   8.625   05/01/24      1,203,744
   1,125    Nationwide Mutual Insurance Co. ..........................   7.50    02/15/24      1,118,559
     480    Nationwide Mutual Insurance Co. - 144A*...................   8.25    12/01/31        519,094
                                                                                            ------------
                                                                                               5,413,241
                                                                                            ------------
            Oil & Gas Production (1.0%)
   1,825    Vintage Petroleum, Inc. ..................................   7.875   05/15/11      1,733,750
                                                                                            ------------
            Other Metals/Minerals (0.7%)
     175    Inco Ltd. ................................................   7.75    05/15/12        197,251
     690    Inco Ltd. ................................................   7.20    09/15/32        693,381
     455    Phelps Dodge Corp. .......................................   8.75    06/01/11        462,897
                                                                                            ------------
                                                                                               1,353,529
                                                                                            ------------
            Property - Casualty Insurers (0.1%)
     220    Florida Windstorm Underwriting Assoc. - 144A*.............   7.125   02/25/19        247,595
                                                                                            ------------
            Publishing: Newspapers (0.3%)
     470    Belo Corp. ...............................................   8.00    11/01/08        517,240
                                                                                            ------------
            Pulp & Paper (1.7%)
     485    Abitibi - Consolidated Inc. (Canada)......................   8.85    08/01/30        481,720
     410    Abitibi - Consolidated Inc. (Canada)......................   8.55    08/01/10        432,988
     715    Bowater Canada Finance (Canada)...........................   7.95    11/15/11        712,298
     865    MeadWestvaco Corp. .......................................   6.85    04/01/12        939,804
     455    Sappi Papier Holding AG - 144A* (Austria).................   6.75    06/15/12        498,808
                                                                                            ------------
                                                                                               3,065,618
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Real Estate Development (0.1%)
 $   209    World Financial Property Towers (Class B) - 144A*.........   6.91%   09/01/13   $    226,324
                                                                                            ------------
            Real Estate Investment Trusts (2.8%)
   1,930    EOP Operating L.P. .......................................   6.763   06/15/07      2,108,782
     425    Ister Financial Inc. .....................................   8.75    08/15/08        441,304
     110    Simon Property Group L.P. - 144A*.........................   6.35    08/28/12        117,005
   1,805    Simon Property Group L.P. ................................   6.375   11/15/07      1,973,540
     500    Vornado Realty Trust......................................   5.625   06/15/07        517,964
                                                                                            ------------
                                                                                               5,158,595
                                                                                            ------------
            Savings Banks (1.1%)
     910    GS Escrow Corp. ..........................................   7.125   08/01/05        991,587
     850    Washington Mutual Financial Corp. ........................   8.25    04/01/10      1,031,240
                                                                                            ------------
                                                                                               2,022,827
                                                                                            ------------
            Services to the Health Industry (1.3%)
   1,900    Anthem Insurance - 144A*..................................   9.125   04/01/10      2,313,020
                                                                                            ------------
            Specialty Telecommunications (0.1%)
   2,000    Frontier Corp.+...........................................   7.25    05/15/04        140,000
   1,240    Global Crossing Holdings, Ltd. (Bermuda)+.................   8.70    08/01/07         20,150
                                                                                            ------------
                                                                                                 160,150
                                                                                            ------------
            Trucks/Construction/Farm Machinery (0.1%)
     255    Case Corp. (Series B).....................................   6.25    12/01/03        247,350
                                                                                            ------------
            Wireless Telecommunications (0.5%)
     330    AT&T Wireless Services, Inc. .............................   7.875   03/01/11        254,100
     845    AT&T Wireless Services, Inc. .............................   8.75    03/01/31        608,400
                                                                                            ------------
                                                                                                 862,500
                                                                                            ------------
            Total Corporate Bonds (Cost $159,725,623)....................................    160,453,109
                                                                                            ------------
            Asset-Backed Securities (0.5%)
            Financial Conglomerates
     800    American Express Credit Account (Cost $799,869)...........   5.53    10/15/08        869,253
                                                                                            ------------
            Convertible Bonds (0.4%)
            Telecommunication Equipment (0.4%)
   1,850    Corning Inc. (Cost $1,045,661)............................   0.00    11/08/15        809,375
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Short-Term Investments (9.8%)
            U.S. Government Obligation (a) (0.4%)
 $   700    U.S. Treasury Bill** (Cost $699,415)......................   1.88%   10/17/02   $    699,415
                                                                                            ------------
            Repurchase Agreement (9.4%)
  16,777    Joint repurchase agreement account (dated 09/30/02;
              proceeds $16,777,892) (b) (Cost $16,777,000)............   1.915   10/01/02     16,777,000
     326    The Bank of New York (dated 09/30/02;
              proceeds $326,182) (c) (Cost $326,167)..................   1.625   10/01/02        326,167
                                                                                            ------------
                                                                                              17,103,167
                                                                                            ------------
            Total Short-Term Investments (Cost $17,802,582)..............................     17,802,582
                                                                                            ------------


            Total Investments (Cost $179,373,735) (d)...................    98.6%     179,934,319
            Other Assets in Excess of Liabilities.......................     1.4        2,526,230
                                                                           -----     ------------

            Net Assets..................................................   100.0%    $182,460,549
                                                                           =====     ============

---------------------

     *   Resale is restricted to qualified institutional investors.
    **   Security is segregated in connection with open futures
         contracts.
     +   Non-income producing security; bond in default.
    FSA  Financial Security Assurance Inc. (Bond insurance)
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Collateralized by $326,384 Federal Home Loan Banks 5.625%
         due 11/15/11 valued at $332,704.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $9,223,689 and
         the aggregate gross unrealized depreciation is $8,663,105, resulting in net unrealized appreciation of $560,584.

Futures Contracts Open at September 30, 2002:

                            DESCRIPTION,       UNDERLYING
NUMBER OF                 DELIVERY MONTH,     FACE AMOUNT     UNREALIZED
CONTRACTS   LONG/SHORT        AND YEAR          AT VALUE     DEPRECIATION
---------   ----------   ------------------   ------------   ------------
    81         Short     U.S. Treasury Note
                           December 2002      $(9,256,781)   $  (255,240)
   287         Short     U.S. Treasury Note
                           December 2002      (33,265,094)      (974,449)
    21         Short     U.S. Treasury Bond
                           December 2002       (2,399,250)       (17,157)
                                                             -----------
            Total unrealized depreciation.................   $(1,246,846)
                                                             ===========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2002

Assets:
Investments in securities, at value
  (cost $179,373,735).......................................  $179,934,319
Receivable for:
    Interest................................................     2,901,300
    Investments sold........................................       366,577
Prepaid expenses and other assets...........................         9,043
                                                              ------------
    Total Assets............................................   183,211,239
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       325,732
    Variation margin........................................       201,873
    Investment management fee...............................        77,436
    Capital stock repurchased...............................         9,113
Accrued expenses and other payables.........................       136,536
                                                              ------------
    Total Liabilities.......................................       750,690
                                                              ------------
    Net Assets..............................................  $182,460,549
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $214,076,807
Net unrealized depreciation.................................      (686,262)
Dividends in excess of net investment income................      (189,696)
Accumulated net realized loss...............................   (30,740,300)
                                                              ------------
    Net Assets..............................................  $182,460,549
                                                              ============
Net Asset Value Per Share,
  11,309,018 shares outstanding (15,000,000 shares
  authorized of $.01 par value).............................        $16.13
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2002

Net Investment Income:

Interest Income.............................................  $ 13,140,588
                                                              ------------
Expenses
Investment management fee...................................       946,257
Transfer agent fees and expenses............................       146,712
Professional fees...........................................        47,906
Custodian fees..............................................        35,864
Registration fees...........................................        21,098
Shareholder reports and notices.............................        20,681
Directors' fees and expenses................................        19,909
Other.......................................................         7,882
                                                              ------------
    Total Expenses..........................................     1,246,309
                                                              ------------
    Net Investment Income...................................    11,894,279
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
    Investments.............................................   (11,639,718)
    Futures contracts.......................................       524,109
                                                              ------------
    Net Realized Loss.......................................   (11,115,609)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................     1,855,994
    Futures contracts.......................................      (725,410)
                                                              ------------
    Net Appreciation........................................     1,130,584
                                                              ------------
    Net Loss................................................    (9,985,025)
                                                              ------------
Net Increase................................................  $  1,909,254
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR         FOR THE YEAR
                                                                   ENDED                ENDED
                                                              SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                                                 ------------         ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $ 11,894,279         $ 14,621,363
Net realized loss...........................................      (11,115,609)          (7,881,947)
Net change in unrealized appreciation/depreciation..........        1,130,584           11,352,019
                                                                 ------------         ------------
    Net Increase............................................        1,909,254           18,091,435
                                                                 ------------         ------------
Dividends and Distributions to Shareholders From:
Net investment income.......................................      (12,776,488)         (15,044,315)
Paid-in-capital.............................................         (170,765)                  --
                                                                 ------------         ------------
    Total Dividends and Distributions.......................      (12,947,253)         (15,044,315)
                                                                 ------------         ------------

Decrease from capital stock transactions....................       (1,364,692)            (314,669)
                                                                 ------------         ------------

    Net Increase (Decrease).................................      (12,402,691)           2,732,451
Net Assets:
Beginning of period.........................................      194,863,240          192,130,789
                                                                 ------------         ------------
End of Period
(Including dividends in excess of net investment income of
$189,696 and accumulated undistributed investment income of
$610,275, respectively).....................................     $182,460,549         $194,863,240
                                                                 ============         ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Income Securities Inc., is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indicies at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contact, the Fund realized a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $110,152,279 and $128,118,494, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,074,219, and $1,077,617, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $12,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $7,409. At September 30, 2002, the Fund had an accrued pension liability of $57,994 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

4. Capital Stock

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2000.................................  11,415,818   $114,156    $215,812,777
Treasury shares purchased and retired (weighted average
  discount 5.56%)*..........................................     (20,000)      (200)       (314,469)
                                                              ----------   --------    ------------
Balance, September 30, 2001.................................  11,395,818    113,956     215,498,308
Treasury shares purchased and retired (weighted average
  discount 5.16%)*..........................................     (86,800)      (868)     (1,363,824)
Distribution from paid-in-capital...........................          --         --        (170,765)
                                                              ----------   --------    ------------
Balance, September 30, 2002.................................  11,309,018   $113,088    $213,963,719
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

5. Dividends

On September 24, 2002, the Fund declared the following dividends from net investment income:

 AMOUNT         RECORD            PAYABLE
PER SHARE        DATE              DATE
---------  ----------------  -----------------
 $0.075    October 4, 2002   October 18, 2002
 $0.075    November 8, 2002  November 22, 2002
 $0.075    December 6, 2002  December 20, 2002

6. Federal Income Tax Status

At September 30, 2002, the Fund had a net capital loss carryover of approximately $21,041,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

              AMOUNT IN THOUSANDS
------------------------------------------------
        2003             2004     2009     2010
---------------------   ------   ------   ------
       $6,713           $2,634   $1,998   $9,696
       ======           ======   ======   ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,946,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $505,551.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At September 30, 2002, the Fund had outstanding futures contracts.

8. Change in Accounting Policy

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $423,313 decrease in the cost of securities and a corresponding decrease in undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the year ended September 30, 2002 was to decrease net investment income by $213,939; decrease unrealized appreciation by $291,612 and decrease net realized loss by $505,551. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Income Securities Inc.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                          FOR THE YEAR ENDED SEPTEMBER 30
                                                             ---------------------------------------------------------
                                                               2002        2001        2000        1999        1998
                                                             ---------   ---------   ---------   ---------   ---------

Selected Per Share Data:

Net asset value, beginning of period.......................    $17.10      $16.83      $17.51      $19.04      $18.40
                                                               ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income..................................      1.05*(1)    1.28*       1.33*       1.34        1.35

    Net realized and unrealized gain (loss)................     (0.89)(1)    0.31       (0.72)      (1.55)       0.60
                                                               ------      ------      ------      ------      ------

Total income (loss) from investment operations.............      0.16        1.59        0.61       (0.21)       1.95
                                                               ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income..................................     (1.12)      (1.32)      (1.34)      (1.32)      (1.32)
    Paid-in-capital........................................     (0.02)      --          --          --          --
                                                               ------      ------      ------      ------      ------

Total dividends and distributions..........................     (1.14)      (1.32)      (1.34)      (1.32)      (1.32)
                                                               ------      ------      ------      ------      ------

Anti-dilutive effect of acquiring treasury shares*.........      0.01       --           0.05       --           0.01
                                                               ------      ------      ------      ------      ------

Net asset value, end of period.............................    $16.13      $17.10      $16.83      $17.51      $19.04
                                                               ======      ======      ======      ======      ======

Market value, end of period................................    $15.23      $17.00      $16.06      $16.31      $17.75
                                                               ======      ======      ======      ======      ======

Total Return+..............................................     (3.89)%     14.07%       7.17%      (1.04)%     14.75%

Ratios to Average Net Assets:
Expenses...................................................      0.66%       0.67%       0.65%       0.66%       0.65%

Net investment income......................................      6.28%(1)    7.53%       7.89%       7.39%       7.19%

Supplemental Data:
Net assets, end of period, in thousands....................  $182,461    $194,863    $192,131    $206,782    $225,583

Portfolio turnover rate....................................        62%        105%         26%         38%         42%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.11%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Income Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Income Securities Inc., including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Income Securities Inc. as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 11, 2002

      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Fund's ordinary income dividends paid during the fiscal year ended September 30, 2002, 0.10% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Income Securities Inc.
PORTFOLIO MANAGER CHANGE

In April 2002, David S. Horowitz, a Vice President of Investment Manager, and Scott F. Richard, a Managing Director of the Investment Manager, were named primary portfolio managers of the Fund. Mr. Horowitz and Mr. Richard are members of the Investment Manager's Taxable Fixed Income team and have been managing portfolios for the Investment Manager and its investment advisory affiliates for more than five years.

Morgan Stanley Income Securities Inc.

DIRECTOR AND OFFICER INFORMATION

Independent Directors:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Director**
-------------------------------------  -----------  --------------  -----------------------------------      ---
Michael Bozic (61)                     Director     Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Director     Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Director     Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Directors:
      Name, Age and Address of             Other Directorships Held by
         Independent Trustee                        Director
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Income Securities Inc.

DIRECTOR AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Director**
-------------------------------------  -----------  --------------  -----------------------------------      ---
Dr. Manuel H. Johnson (53)             Director     Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Director     Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of             Other Directorships Held by
         Independent Trustee                        Director
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Income Securities Inc.

DIRECTOR AND OFFICER INFORMATION continued

Interested Directors:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Director**
------------------------------  ---------------------  --------------  -------------------------------------------      ---
Charles A. Fiumefreddo (69)     Chairman and Director  Since July      Chairman and Director or Trustee of the          129
c/o Morgan Stanley Trust                               1991            Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                           Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                             Officer and Director of the Investment
Jersey City, NJ                                                        Manager, the Distributor and Morgan Stanley
                                                                       Services, Executive Vice President and
                                                                       Director of Morgan Stanley DW, Chairman and
                                                                       Director of the Transfer Agent, and
                                                                       Director and/or officer of various Morgan
                                                                       Stanley subsidiaries (until June 1998) and
                                                                       Chief Executive Officer of the Morgan
                                                                       Stanley Fund and the TCW/DW Trusts (until
                                                                       September 2002).

James F. Higgins (54)           Director               Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Director               Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Directors:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Director
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Income Securities Inc.

DIRECTOR AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           1989            Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Excecutive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


Investments and services offered through Morgan Stanley DW Inc., member SIPC.


[Morgan Stanley Logo]


MORGAN STANLEY
Income Securities Inc.


Annual Report
September 30, 2002


38531RPT-8860J02-ANP-10/02